FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of effect of changes in foreign exchange rates [Table Text Block]
2018	Canadian Dollar	US Dollar	Mexican Peso	Total
Cash and cash equivalents	$11,308,391	$32,359,542	$345,809	$44,013,742
Amounts receivable	169,449	-	1,125	170,574
Taxes receivable	36,519	-	3,877,934	3,914,453
Total financial assets	11,514,359	32,359,542	4,224,868	48,098,769
Less: accounts payable and accrued liabilities	(730,583)	(731,593)	(362)	(1,462,538)
Net financial assets	$10,783,776	$31,627,949	$4,224,506	$46,636,231

2017	Canadian Dollar	US Dollar	Mexican Peso	Total
Cash and cash equivalents	$10,074,987	$39,180	$2,157	$10,116,324
Amounts receivable	64,263	-	4,373	68,636
Taxes receivable	19,500	-	1,526,702	1,546,202
Total financial assets	10,158,750	39,180	1,533,232	11,731,162
Less: accounts payable and accrued liabilities	(306,778)	(581,493)	(18,020)	(906,291)
Net financial assets	$9,851,972	$(542,313)	$1,515,212	$10,824,871

Disclosure of financial instruments carrying value and fair value explanatory [Table Text Block]
2018	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total
Financial assets
Cash and cash equivalents	$44,013,742	$-	$-	$44,013,742
Amounts receivable	-	170,574	-	170,574
Total financial assets	$44,013,742	$170,574	$-	$44,184,316

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$1,462,538	$1,462,538

2017
Financial assets
Cash and cash equivalents	$10,116,324	$-	$-	$10,116,324
Amounts receivable	-	68,636	-	68,636
Total financial assets	$10,116,324	$68,636	$-	$10,184,960

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$906,291	$906,291